united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 8/31/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2019
Principal ($)				Fair Value
	SHORT-TERM INVESTMENTS - 63.2%
	U.S. TREASURY BILLS - 63.2%	Interest Rate ^	Maturity Date
14,000,000	United States Treasury Bill ++	0.00%	10/10/2019	$13,971,294
8,000,000	United States Treasury Bill + ++	0.00%	10/24/2019	7,978,042
46,000,000	United States Treasury Bill	0.00%	11/7/2019	45,838,872
15,000,000	United States Treasury Bill	0.00%	11/21/2019	14,936,361
	TOTAL SHORT-TERM INVESTMENTS (Cost $82,710,773)			82,724,569

	TOTAL INVESTMENTS - 63.2% (Cost $82,710,773)			$82,724,569
	OTHER ASSETS LESS LIABILITIES - 36.8% (a)			48,222,525
	NET ASSETS - 100.0%			$130,947,094

(a) Includes unrealized gain/loss on derivative contracts.
^ Zero Coupon Bond.
+ A portion of this investment is a holding of the Longboard Fund Limited and held as a margin for the futures.
++ A portion of this investment is held as a margin for the futures and forward trading.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
August 31, 2019
Open Long Future Contracts	Description	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
489	3 Mo Euro (Euribor)	Dec-19	$137,241,916	$46,867
309	90 Day Euro$ Future	Dec-19	75,353,513	459,638
344	90 Day Sterling Future	Dec-19	53,402,553	15,681
76	Amsterdam IDX Index Future	Sep-19	9,033,992	408,423
26	AUST 3YR Bond Future	Sep-19	2,437,858	105,772
120	AUST 10YR Bond Future	Sep-19	10,208,342	77,056
483	Bankers Acceptance Future	Dec-19	88,782,234	145,758
175	CAC 40 10 Euro Future	Sep-19	10,327,926	393,837
134	CAN 10YR Bond Future	Dec-19	14,600,302	57,682
184	Euro BOBL Future	Sep-19	27,645,879	368,066
42	Euro BTP Future	Sep-19	6,212,211	686,349
87	Euro Bund Future	Sep-19	16,774,719	681,128
29	Euro Buxl Future	Sep-19	6,514,567	768,597
580	Euro Schatz	Sep-19	73,484,306	242,597
321	FTSE China A50	Sep-19	4,347,143	1,605
32	Gold 100 oz +	Dec-19	4,584,320	309,760
106	Gold Future +	Jun-20	4,784,661	338,927
127	ICE ECX Carbon Emission +	Dec-19	3,514,231	247,361
48	Japan 10y Bonds (OSE)	Sep-19	67,866,192	805,227
36	LME Nickel Future +	Sep-19	3,397,680	491,400
77	Long Gilt Future	Dec-19	12,627,119	65,318
230	MSCI Taiwan Index	Sep-19	87,744,900	216,210
58	Nasdaq 100 E-Mini	Sep-19	9,134,620	(213,350)
17	Palladium Future +	Dec-19	2,512,600	104,040
125	S&P/TSX 60 IX Future	Sep-19	18,201,268	104,191
84	S&P 500 E-Mini Future	Sep-19	12,405,088	(120,928)
56	Silver Future +	Dec-19	5,009,550	126,210
27	SPI 200 Index Future	Sep-19	3,008,017	39,684
207	US 2YR NOTE (CBT)	Dec-19	44,739,492	(3,234)
158	US 5YR NOTE (CBT)	Dec-19	18,974,508	(18,211)
96	US 10YR NOTE (CBT)	Dec-19	12,680,250	(35,250)
43	US Long Bond Future	Dec-19	7,166,031	(60,281)
19	US Ultra Bond	Dec-19	3,788,719	(37,406)
	Net Unrealized Appreciation from Open Long Futures Contracts			$6,818,724
+ All of this investment is a holding of the Longboard Fund Limited.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
August 31, 2019
Open Short Future Contracts	Description	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
(236)	Canola Future (WCE) +	Nov-19	$(1,657,885)	$66,679
(37)	Cattle Feeder Future +	Oct-19	(2,612,402)	(11,038)
(202)	Coffee Robusta +	Nov-19	(2,734,160)	39,480
(56)	Coffee 'C' Future +	Dec-19	(2,074,800)	40,950
(140)	Copper Future +	Dec-19	(9,044,025)	113,775
(299)	Corn Future +	Dec-19	(5,568,275)	40,512
(121)	Cotton No.2 Future +	Dec-19	(4,085,020)	525,805
(98)	Crude Palm Oil Future +	Dec-19	(1,300,814)	(9,096)
(23)	Frozen Concentrated OJ +	Nov-19	(383,381)	(13,590)
(110)	KC HRW Wheat Future +	Dec-19	(2,224,750)	39,875
(137)	Lean Hogs +	Oct-19	(3,415,410)	(65,760)
(155)	Live Cattle +	Oct-19	(6,150,500)	17,150
(112)	LME PRI Aluminum Future +	Sep-19	(5,028,560)	177,560
(6)	LME Tin Future +	Sep-19	(542,896)	51,796
(516)	Mill Wheat Euro +	Dec-19	(4,950,356)	99,821
(129)	Natural Gas Future +	Oct-19	(2,832,840)	(114,810)
(114)	Red Wheat Future +	Dec-19	(2,942,763)	111,288
(142)	Soybean Future +	Jul-19	(6,636,725)	466,825
(229)	Soybean Meal Future +	Dec-19	(6,907,740)	145,370
(407)	Soybean Oil Future +	Dec-19	(6,981,672)	(53,730)
(395)	Sugar #11 (World) Future +	Oct-19	(4,970,537)	42,202
(45)	TOPIX Index Future	Sep-19	(6,406,625)	146,996
(133)	White Sugar (ICE) +	Oct-19	(2,164,735)	159,095
	Net Unrealized Appreciation from Open Short Futures Contracts			$2,017,155

	Net Unrealized Appreciation from Open Futures Contracts			$8,835,879

+ All of this investment is a holding of the Longboard Fund Limited.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FOREIGN EXCHANGE CONTRACTS
August 31, 2019

As of August 31, 2019, Longboard Managed Futures Strategy Fund had the following open forward currency contracts:
Settlement Date	Amount to be Purchased		Amount to be Sold		Counterparty	Unrealized Appreciation/ (Depreciation)

9/18/2019	2,000,000	AUD	(1,401,960)	USD	Jefferies Financial Services, Inc.	$(53,874)
9/18/2019	4,000,000	AUD	(3,669,780)	CAD	Jefferies Financial Services, Inc.	(66,189)
9/18/2019	3,400,000	AUD	(257,323,900)	JPY	Jefferies Financial Services, Inc.	(135,048)
9/18/2019	2,700,000	AUD	(1,902,933)	USD	Jefferies Financial Services, Inc.	(83,018)
9/18/2019	13,800,000	AUD	(9,516,618)	USD	Jefferies Financial Services, Inc.	(214,828)
9/18/2019	10,400,000	AUD	(740,100,400)	JPY	Jefferies Financial Services, Inc.	30,239
9/18/2019	26,617,552	CAD	(29,200,000)	AUD	Jefferies Financial Services, Inc.	353,832
9/18/2019	29,600,000	CAD	(22,648,376)	USD	Jefferies Financial Services, Inc.	(367,511)
9/18/2019	2,250,000	CHF	(2,301,790)	USD	Jefferies Financial Services, Inc.	(24,853)
9/18/2019	3,750,000	CHF	(412,516,125)	JPY	Jefferies Financial Services, Inc.	(95,498)
9/18/2019	2,125,000	CHF	(2,159,915)	USD	Jefferies Financial Services, Inc.	(9,474)
9/18/2019	11,125,000	CHF	(11,291,321)	USD	Jefferies Financial Services, Inc.	(33,130)
9/18/2019	12,750,000	CHF	(13,166,795)	USD	Jefferies Financial Services, Inc.	(264,149)
9/18/2019	36,343,200	CZK	(1,600,000)	USD	Jefferies Financial Services, Inc.	(58,137)
9/18/2019	2,375,000	EUR	(289,117,063)	JPY	Jefferies Financial Services, Inc.	(108,266)
9/18/2019	1,750,000	EUR	(1,983,713)	USD	Jefferies Financial Services, Inc.	(54,391)
9/18/2019	32,000,000	EUR	(29,374,880)	GBP	Jefferies Financial Services, Inc.	(517,671)
9/18/2019	937,500	GBP	(1,178,372)	USD	Jefferies Financial Services, Inc.	(35,920)
9/18/2019	1,750,000	GBP	(236,449,500)	JPY	Jefferies Financial Services, Inc.	(97,352)
9/18/2019	5,250,000	GBP	(680,833,125)	JPY	Jefferies Financial Services, Inc.	(23,129)
9/18/2019	1,740,293,100	JPY	(23,400,000)	AUD	Jefferies Financial Services, Inc.	639,912
9/18/2019	1,620,398,138	JPY	(11,875,000)	GBP	Jefferies Financial Services, Inc.	810,734
9/18/2019	1,935,568,106	JPY	(15,875,000)	EUR	Jefferies Financial Services, Inc.	752,427
9/18/2019	3,946,718,750	JPY	(36,250,000)	CHF	Jefferies Financial Services, Inc.	537,078
9/18/2019	100,000,000	JPY	(952,962)	USD	Jefferies Financial Services, Inc.	(9,873)
9/18/2019	1,695,843,000	JPY	(21,400,000)	CAD	Jefferies Financial Services, Inc.	(115,154)
9/18/2019	692,433,600	JPY	(9,600,000)	AUD	Jefferies Financial Services, Inc.	59,455
9/18/2019	428,000,000	MXN	(22,171,341)	USD	Jefferies Financial Services, Inc.	(894,514)
9/18/2019	12,000,000	MXN	(625,228)	USD	Jefferies Financial Services, Inc.	(28,681)
9/18/2019	14,486,601	NOK	(1,700,000)	USD	Jefferies Financial Services, Inc.	(108,586)
9/18/2019	13,032,600	NOK	(1,500,000)	USD	Jefferies Financial Services, Inc.	(68,314)
9/18/2019	2,300,000	NZD	(1,541,242)	USD	Jefferies Financial Services, Inc.	(90,044)
9/18/2019	1,900,000	NZD	(1,280,315)	USD	Jefferies Financial Services, Inc.	(81,500)
9/18/2019	24,600,000	NZD	(16,681,334)	USD	Jefferies Financial Services, Inc.	(1,159,828)
9/18/2019	56,500,000	PLN	(15,150,093)	USD	Jefferies Financial Services, Inc.	(921,747)
9/18/2019	745,000,000	RUB	(11,774,002)	USD	Jefferies Financial Services, Inc.	(610,815)
9/18/2019	13,052,900	SEK	(1,400,000)	USD	Jefferies Financial Services, Inc.	(67,731)
9/18/2019	22,530,313	USD	(32,600,000)	AUD	Jefferies Financial Services, Inc.	556,519
9/18/2019	11,351,152	USD	(8,937,000)	GBP	Jefferies Financial Services, Inc.	460,382
9/18/2019	22,231,402	USD	(29,600,000)	CAD	Jefferies Financial Services, Inc.	(49,462)
9/18/2019	13,610,652	USD	(12,000,000)	EUR	Jefferies Financial Services, Inc.	381,018
9/18/2019	15,000,923	USD	(56,500,000)	PLN	Jefferies Financial Services, Inc.	772,576
9/18/2019	28,620,724	USD	(28,250,000)	CHF	Jefferies Financial Services, Inc.	32,510
9/18/2019	16,400,000	USD	(371,081,980)	CZK	Jefferies Financial Services, Inc.	656,819
9/18/2019	17,100,000	USD	(148,262,746)	NOK	Jefferies Financial Services, Inc.	812,715
9/18/2019	13,400,000	USD	(125,702,720)	SEK	Jefferies Financial Services, Inc.	569,914
9/18/2019	18,765,216	USD	(28,800,000)	NZD	Jefferies Financial Services, Inc.	593,697

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FOREIGN EXCHANGE CONTRACTS
August 31, 2019

Settlement Date	Amount to be Purchased		Amount to be Sold		Counterparty	Unrealized Appreciation/ (Depreciation)
9/18/2019	899,281	USD	(17,500,000)	MXN	Jefferies Financial Services, Inc.	$29,317
9/18/2019	804,631	USD	(15,500,000)	MXN	Jefferies Financial Services, Inc.	34,091
9/18/2019	1,409,885	USD	(27,000,000)	MXN	Jefferies Financial Services, Inc.	67,655
9/18/2019	703,217	USD	(13,500,000)	MXN	Jefferies Financial Services, Inc.	32,102
9/18/2019	23,399,111	USD	(90,000,000)	PLN	Jefferies Financial Services, Inc.	734,488
9/18/2019	14,464,128	USD	(22,400,000)	NZD	Jefferies Financial Services, Inc.	330,724
9/18/2019	607,312	USD	(12,000,000)	MXN	Jefferies Financial Services, Inc.	10,766
9/18/2019	17,763,814	USD	(354,500,000)	MXN	Jefferies Financial Services, Inc.	140,835
9/18/2019	11,108,676	USD	(745,000,000)	RUB	Jefferies Financial Services, Inc.	(54,512)
					Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$2,896,606

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
August 31, 2019
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Forward foreign currency exchange contracts (“forward currency contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, including commercial paper investments, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2019 for the Fund’s assets and liabilities measured at fair value:

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classifications.

Consolidation of Subsidiaries – Longboard Managed Futures Strategy Fund ("LMFS") with Longboard Fund Limited ("LFL-CFC") – The Consolidated Portfolio of Investments includes the accounts of LFL-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

LMFS may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with LMFS's investment objectives and policies.

LFL-CFC utilizes commodity based derivative products to facilitate LMFS's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, LMFS may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the LMFS Prospectus.

A summary of the LMFS's investments in the CFC is as follows:

	Inception Date of CFC	CFC Net Assets at August 31, 2019	% of Fund Net Assets at August 31, 2019
LFL-CFC	8/15/12	$22,615,230	17.27%

Foreign Currency - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodities risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

The value of the derivative instruments outstanding as of August 31, 2019, as disclosed in the Portfolio of Investments and the amount of unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the fund.

Aggregate Unrealized Appreciation and Depreciation – Tax Basis

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2019

Principal ($)				Fair Value
	SHORT-TERM INVESTMENTS - 54.6%
	U.S. TREASURY BILLS - 54.6%	Interest Rate ^	Maturity Date
4,400,000	United States Treasury Bill +	0.00%	10/24/2019	$ 4,387,923
2,500,000	United States Treasury Bill +	0.00%	11/14/2019	2,490,366
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,877,065)			6,878,289

	TOTAL INVESTMENT - 54.6% (Cost $6,877,065)			$ 6,878,289
	OTHER ASSETS LESS LIABILITIES - 45.4% (a)			5,723,721
	NET ASSETS - 100.0%			$ 12,602,010

(a) Includes unrealized appreciation on swap contract.
^ Zero Coupon Bond.
+ All or a portion of this investment is held as collateral for swaps.

SWAP CONTRACTS
Notional Value at August 31, 2019	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
$12,605,346	Longboard USD Total Return Swap A	Scotiabank	N/A	1m Libor + 40 bps on Longs; 1m Libor - (35-60bps) for General Collateral Shorts	3/26/2020	$3,309,159

$3,987,495	Longboard USD Total Return Swap B	Scotiabank	N/A	1m Libor + 40 bps on Longs; 1m Libor - (35-60bps) for General Collateral Shorts	3/22/2021	$807,987
					Total Net Unrealized Appreciation on Financial Index Swap Contract	$4,117,146

Additional Information — LongBoard USD Total Return Swap A - Underlying Basket Disclosure *
The following table represents the top 50 individual positions and related values within the total return basket swap as of August 31, 2019. *
* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

REFERENCE
DESCRIPTION	Shares	Notional (a)	Net Unrealized Appreciation (Depreciation)
Common Stock
Commercial Services
Bright Horizons Family Solutions, Inc.	549	90,612	$ 32,938

Diversified Financial Services
Intercontinental Exchange, Inc.	975	91,143	19,998
Visa, Inc.	496	89,687	14,786
			34,784
Electric
Alliant Energy Corp.	1,844	96,718	18,350
CMS Energy Corp.	1,631	102,835	23,292
DTE Energy Co.	706	91,540	11,239
Evergy, Inc.	1,325	86,125	12,116
Exelon Corp.	1,896	89,605	8,165
FirstEnergy Corp.	1,826	83,996	17,649
IDACORP, Inc.	782	85,871	9,852
MGE Energy, Inc.	1,125	85,331	9,021
Wisconsin Energy Corp.	1,008	96,536	28,661
			138,345

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019

Additional Information — LongBoard USD Total Return Swap A - Underlying Basket Disclosure *
* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

DESCRIPTION	Shares	Notional (a)	Net Unrealized Appreciation (Depreciation)
Energy-Alternative Sources
TerraForm Power, Inc.	5,340	90,566	$19,117

Engineering & Construction
Exponent, Inc.	1,295	91,803	31,815

Environmental Control
Waste Management, Inc.	727	86,767	19,726

Food
Hershey Co.	619	98,099	28,616

Gas
Atmos Energy Corp	873	96,231	17,421
Chesapeake Utilities Corp	903	85,406	11,031
			28,452
Healthcare-Products
Hill-Rom Holdings, Inc.	798	85,929	18,789
Steris Corp.	556	85,846	28,845
			47,634
Insurance
Arthur J Gallagher & Co.	972	88,170	19,313
White Mountains Insurance Group Ltd.	92	97,584	19,742
Willis Towers Watson PLC	457	90,472	15,977
			55,032
Media
Cable One, Inc.	76	98,619	38,126

Pharmaceuticals
Abbott Laboratories	1,176	100,336	25,003

Private Equity
Granite Point Mortgage Trust, Inc.	4,602	84,171	88

Real Estate Investment Trusts (REITS)
American Tower Corp.	396	91,155	29,268
Camden Property Trust	806	87,250	14,086
Chimera Investment Corp.	4,429	84,461	4,393
CorEnergy Infrastructure Trust, Inc.	2,041	92,070	16,014
Crown Castle International Corp.	581	84,344	22,223
Duke Realty Corp.	2,692	89,563	14,425
EastGroup Properties, Inc.	827	102,978	27,340
Equity Commonwealth	2,808	94,517	11,637
Equity LifeStyle Properties, Inc.	737	99,289	2,974
Great Ajax Corp.	6,142	89,550	1,123
Independence Realty Trust, Inc.	6,765	94,101	24,340
Invitation Homes, Inc.	3,185	91,601	15,288
Mid-America Apartment Communities, Inc.	700	88,676	16,604

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019

Additional Information — LongBoard USD Total Return Swap A - Underlying Basket Disclosure *
* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

DESCRIPTION	Shares	Notional (a)	Net Unrealized Appreciation (Depreciation)
Real Estate Investment Trusts (REITS) (continued)
PennyMac Mortgage Investment Trust	3,875	84,320	$13,048
Redwood Trust, Inc.	5,191	86,171	558
Starwood Property Trust, Inc.	3,959	92,759	14,216
STORE Capital Corp.	2,758	104,142	2,630
Terreno Realty Corp.	1,659	83,879	22,647
UDR, Inc.	2,028	97,709	18,933
			271,747
Retail
McDonald's Corp.	452	98,522	20,821

Software
Microsoft Corp.	608	83,819	13,254

Open Short Positions
Exchange Traded Funds
SPDR S&P MidCap 400 ETF Trust	4,772	1,637,464	(52,666)
SPDR S&P 500 ETF Trust	6,925	2,025,216	(150,226)
iShares Russell 2000 ETF	40,520	6,030,997	(61,820)
			(264,712)

Additional Information — LongBoard USD Total Return Swap B - Underlying Basket Disclosure *
The following table represents the top 50 individual positions and related values within the total return basket swap as of August 31, 2019. *
* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

DESCRIPTION	Shares	Notional (a)	Net Unrealized Appreciation (Depreciation)
Common Stock
Aerospace/Defense
HEICO Corp.	596	65,775	$16,528
Lockheed Martin Corp.	171	65,683	5,833
Teledyne Technologies, Inc.	243	74,987	13,824
			36,185
Auction House
KAR Auction Services Inc	2524	67,037	5,040

Building - Residential
Brookfield Residential Properties, Inc.	3512	66,096	(6,603)

Cable TV
Comcast Corp	1531	67,762	3,445

Commercial Services
Cintas	283	74,655	14,008

Computers
Accenture PLC	410	81,250	8,881
Genpact Ltd.	2,140	87,654	13,632
IHS Markit Ltd.	1,066	69,940	43
Leidos Holdings, Inc.	822	71,810	10,678
Moody's Corp.	373	80,411	10,739
S&P Global, Inc.	329	85,603	15,029
			59,002
Consumer Products
Kimberly-Clark Corp.	469	66,181	5,206

Diversified Manufacturer
Carlisle Co., Inc.	484	70,161	8,358
Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019

Additional Information — LongBoard USD Total Return Swap B - Underlying Basket Disclosure *
* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

DESCRIPTION	Shares	Notional (a)	Net Unrealized Appreciation (Depreciation)
Electric
Consolidated Edison, Inc.	873	77,610	$2,689
Entergy Corp.	836	94,334	6,948
			9,637
Financial Services
NASDAQ OMX Group, Inc.	673	67,192	2,409

Food
McCormick & Co.	417	67,917	3,520

Gold Mining
Royal Gold, Inc.	507	67,624	19,469

Instruments
Honeywell International, Inc.	436	71,774	1,434

Insurance
Allstate Corp.	638	65,325	83
Arch Capital Group Ltd.	1,713	67,664	9,353
Assurant, Inc.	558	68,634	7,745
Brown & Brown, Inc.	1,955	72,120	10,342
Chubb Corp.	430	67,200	2,004
Hartford Financial Services Group, Inc.	1,148	66,905	1,263
Marsh & McLennan Co., Inc.	961	95,994	791
RLI Corp.	777	71,150	9,953
			41,534
Investment Management
Cohen & Steers, Inc.	1,491	80,410	16,401
Ellington Financial LLC	5,542	96,819	(3,516)
			12,885
Machinery-Diversified
Idex Corp.	435	66,429	(1,396)

Medical Instruments
Medtronic PLC	668	72,071	5,725

Miscellaneous Manufacture
Aptargroup, Inc.	544	66,488	5,892

Real Estate Investment Trusts (REITS)
American Homes 4 Rent	2,747	70,268	5,329
CubeSmart	2,159	77,487	7,686
Invesco Mortgage Capital, Inc.	4,856	72,986	(4,367)
Kilroy Realty Corp.	935	72,799	1,515
Life Storage, Inc.	629	66,649	3,132
Outfront Media, Inc.	2,461	67,628	8,835
Public Storage	264	69,891	7,772
RenaissanceRe Holdings Ltd.	442	79,803	13,348
VICI Properties, Inc.	3,400	75,344	850
			44,100
Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2019

Additional Information — LongBoard USD Total Return Swap B - Underlying Basket Disclosure *
* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

DESCRIPTION	Shares	Notional (a)	Net Unrealized Appreciation (Depreciation)
Retail
Costco Wholesale Corp.	288	84,891	$14,616
Darden Restaurants, Inc.	578	69,926	1,491
Dunkin' Brands Group, Inc.	823	67,848	5,082
WalMart, Inc.	616	70,384	4,492
			25,681
Open Short Positions
Exchange Traded Funds
iShares Russell 2000 ETF	62,323	9,276,155	225,223
SPDR S&P 500 ETF Trust	6,312	1,845,944	(17,808)
SPDR S&P MidCap 400 ETF Trust	5,898	2,023,840	23,539
			230,954

(a) Notional value represents the market value (including any fees or commissions) of the positions.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in swap contracts are priced daily based on the underlying equity securities held in the swap. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Forward foreign currency exchange contracts (“forward currency contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

Futures Contracts: Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board") . The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$-	$6,878,289	$-	$6,878,289
Swap Contracts	-	4,117,146	-	4,117,146
Total	$-	$10,995,435	$-	$10,995,435

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classifications.

Aggregate Unrealized Appreciation and Depreciation – Tax Basis

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 10/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 10/29/2019

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 10/29/2019